ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business Services (1)	Industrial Operations (1)	Energy (1)
Cash	$198	$383	$12
Contingent consideration	13	—	—
Total Consideration (2)	$211	$383	$12

(US$ MILLIONS)
Cash and cash equivalents	$39	$296	$—
Accounts receivable and other	1,248	978	—
Inventory	690	10	—
Equity accounted investments	122	109	—
Property, plant and equipment	264	200	39
Intangible assets	403	2,467	—
Goodwill	325	17	—
Deferred income tax assets	9	50	—
Financial assets	106	—	—
Other assets	—	65	—
Acquisition gain	—	—	(7)
Accounts payable and other	(1,885)	(227)	—
Borrowings	(210)	(1,468)	—
Deferred income tax liabilities	(58)	(746)	(2)
Net assets acquired before non-controlling interest	1,053	1,751	30
Non-controlling interest (3) (4)	(842)	(1,368)	(18)
Net Assets Acquired	$211	$383	$12
________________

(1)	The initial fair values of all acquired assets, liabilities and goodwill for this acquisition have been determined on a preliminary basis at the end of the reporting period.

(2)	Excludes consideration attributable to non-controlling interest, which represents the interest of others in operating subsidiaries.

(3)	Non‑controlling interest recognized on business combinations, were measured at fair value for Business Services and Energy.

(4)	Non‑controlling interest recognized on business combinations, were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for Industrial Operations.
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition date:

(US$ MILLIONS)	Business Services
Total Consideration	$19

(US$ MILLIONS)
Net working capital	$1
Intangible assets	36
Goodwill	39
Net assets acquired before non-controlling interest	76
Non-controlling interest (1)	(57)
Net Assets Acquired	$19
______________
(1) Non‑controlling interests recognized on business combinations were measured at fair value.